UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     November 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $266,125 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARR PHARMACEUTICALS INC       COM              068306109      663    10164 SH       SOLE                        0        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      522        4 SH       SOLE                        0        0        0
CINCINNATI FINL CORP           COM              172062101      765    26914 SH       SOLE                        0        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      626    54600 SH       SOLE                        0        0        0
CONVERGYS CORP                 COM              212485106      451    30528 SH       SOLE                        0        0        0
EXXON MOBIL CORP               COM              30231G102      287     3698 SH       SOLE                        0        0        0
GENERAL ELECTRIC CO            COM              369604103      888    34856 SH       SOLE                        0        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      234     3673 SH       SOLE                     3673        0        0
ISHARES TR                     DJ US INDEX FD   464287846     2430    42535 SH       SOLE                    42535        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     7157   127137 SH       SOLE                   127137        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     7991   164602 SH       SOLE                   164602        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      256     3632 SH       SOLE                     3632        0        0
ISHARES TR                     RUSSELL 3000     464287689     1373    19967 SH       SOLE                    19967        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1240    36299 SH       SOLE                    36299        0        0
PROCTER & GAMBLE CO            COM              742718109    18907   271315 SH       SOLE                        0        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      473     6461 SH       SOLE                     6461        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      339     4400 SH       SOLE                     4400        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    37322   714857 SH       SOLE                   714857        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    16043   263869 SH       SOLE                   263869        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   167747  2874365 SH       SOLE                  2874365        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      411    11710 SH       SOLE                    11710        0        0